DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2016
Deposits Liabilities Balance Sheet Reported Amounts Tables [Abstract]
Deposit Liabilities Disclosures Tables [Text Block]

	2015			2016
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents

	(EUR in millions)			(EUR in millions)
Interest bearing:
Public sector	2,825	10	2,835	2,623	8	2,631
Private sector:
Corporations	3,661	868	4,529	3,836	760	4,596
Individuals	28,605	2,543	31,148	28,850	2,576	31,426
Interbank	24,160	562	24,722	12,444	629	13,073
Total interest bearing deposits	59,251	3,983	63,234	47,753	3,973	51,726
Non-interest bearing:
Public sector	165	2	167	189	5	194
Private sector:
Corporations	966	143	1,109	943	134	1,077
Individuals	146	183	329	171	215	386
Interbank	24	25	49	31	37	68
Total non-interest bearing deposits	1,301	353	1,654	1,334	391	1,725
Total:
Public sector	2,990	12	3,002	2,812	13	2,825
Private sector:
Corporations	4,627	1,011	5,638	4,779	894	5,673
Individuals	28,751	2,726	31,477	29,021	2,791	31,812
Interbank	24,184	587	24,771	12,475	666	13,141
Total deposits	60,552	4,336	64,888	49,087	4,364	53,451